EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL (Tables)	12 Months Ended
Dec. 31, 2024
EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL
Schedule of compensation of key management personnel

	Year Ended December 31,
	2024	2023
Salaries, short-term incentives and other benefits	$12,999	$14,273
Post-employment benefits	3,779	2,474
Share-based payments	24,943	28,355
Total	$41,721	$45,102